SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 16: SUBSEQUNT EVENTS In April 2017, the Company reduced its credit line to $ 2,000.